Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(10)	Income Taxes

In December 2017, the Tax Cuts and Jobs Act was signed into law. As a result, the statutory corporate federal tax rate was lowered from 35% to 21%, effective January 1, 2018. In accordance with accounting principles generally accepted in the United States of America, the effect of rate changes are to be recorded as an adjustment to income in the year of enactment. As a result of the Tax Cuts and Jobs Act being signed into law, the Company revalued all deferred taxes to reflect the new statutory corporate tax rate resulting in a $3,603,000 charge to deferred tax expense in the fourth quarter of 2017. This charge included $697,000 related to unrealized losses on available-for-sale securities. Unrealized losses on available-for-sale securities are recognized as a component of equity as other comprehensive income. Management has elected to reclassify the $697,000 expense related to the available-for-sale rate change from retained earnings to other comprehensive income.

The components of the net deferred tax asset are as follows:

	In Thousands
	2019	2018
Deferred tax asset:
Federal	$7,444	9,046
State	2,240	2,739
	9,684	11,785
Deferred tax liability:
Federal	(2,666)	(2,167)
State	(882)	(717)
	(3,548)	(2,884)
Net deferred tax asset	$6,136	8,901

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2019	2018
Financial statement allowance for loan losses in excess of tax allowance	$7,283	6,846
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,976)	(2,557)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,193	1,128
Writedown of other real estate not deductible for income tax purposes until sold	157	176
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	(245)	2,726
Equity based compensation	625	469
Other items, net	426	440
Net deferred tax asset	$6,136	8,901

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	$1,268	11,067
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783
2017
Current	$14,004	2,354	16,358
Deferred	3,205	(209)	2,996
Total	$17,209	2,145	19,354

A reconciliation of actual income tax expense of $11,067,000, $8,783,000 and $19,354,000 for the years ended December 31, 2019, 2018 and 2017, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2019 and 2018 and 34% for 2017 to earnings before income taxes) is as follows:

	In Thousands
	2019	2018	2017
Computed “expected” tax expense	$9,893	8,689	14,579
State income taxes, net of Federal income tax benefit	1,056	432	1,346
Tax exempt interest, net of interest expense exclusion	(186)	(226)	(415)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	—	—	399
Earnings on cash surrender value of life insurance	(170)	(177)	(292)
Expenses not deductible for tax purposes	37	16	43
Equity based compensation expense	15	(39)	16
Revaluation of federal deferred tax assets due to change in tax rates	—	—	3,603
Other	422	88	75
	$11,067	8,783	19,354

Total income tax expense for 2019, 2018 and 2017, includes $70,000, $170,000 and $67,000 of benefit related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2019, 2018 and 2017 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2019.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2019, were approximately $9.7 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2015. The Company’s Federal tax returns have been audited through December 31, 2005 with no changes.